January 3, 2008

Securities and Exchange Commission
Office of filings and Information Services
100 F Street, NE
Washington, D.C. 20549

Attention: Filing – Rule 497(j)

RE: The Dreyfus/Laurel Funds Trust
-Dreyfus Tax Managed Balanced Fund

File No: 33-43846 and 811-524

Dear Sir/Madam,

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 137 to the Registration
Statement, electronically filed with the Securities and Exchange Commission on
December 21, 2007.

Very truly yours,

/s/ Liliana Holguin
Liliana Holguin

cc: Kirkpatrick & Lockhart Preston Gates Ellis LLP
KPMG LLP
Stroock & Stroock & Lavan LLP